INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Less: accumulated amortization	$ (238,016)	$ (122,696)
Intangible assets, net	558,226	775,603
Proceeds from disposal of intangible assets			$ 1,245,619
Gain (loss) on disposal of intangible assets			639,792
Amortization expense	175,807	76,666	$ 212,976
Copy rights
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross	752,288	814,217
Software
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross	$ 43,954	$ 84,082